Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Cash and cash equivalents	$ 2,083
Goodwill	38,104
Intangible assets	71,120
Other assets	3,493
Total assets acquired	114,800
Net deferred tax liabilities	14,007
Other labilities	3,732
Total liabilities assumed	17,739
Net assets acquired	97,061
Xaar 3D Ltd. [Member]
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Cash and cash equivalents	82
Goodwill	25,375
Intangible assets	45,000
Other assets	5,280
Total assets acquired	75,737
Net deferred tax liabilities	1,736
Other labilities	20,945
Total liabilities assumed	22,681
Net assets acquired	$ 53,056